American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2021

Short Duration - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 39.9%
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	6,885,240	7,325,818
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	11,246,900	12,097,352
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	37,471,680	40,394,513
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	29,842,445	32,778,192
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	45,286,120	49,300,026
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	11,647,460	12,557,604
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	7,754,175	8,371,951
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	9,499,599	10,233,235
U.S. Treasury Notes, 0.25%, 5/15/24	20,000,000	19,892,188
U.S. Treasury Notes, 0.125%, 1/31/23	34,000,000	33,970,781
U.S. Treasury Notes, 0.125%, 4/30/23	65,000,000	64,885,742
U.S. Treasury Notes, 0.125%, 8/15/23(1)	3,000,000	2,991,328
U.S. Treasury Notes, 0.125%, 9/15/23	65,000,000	64,774,024
U.S. Treasury Notes, 0.25%, 11/15/23	73,000,000	72,891,640
U.S. Treasury Notes, 0.125%, 12/15/23	55,000,000	54,720,703
U.S. Treasury Notes, 1.375%, 9/30/23	20,000,000	20,485,938
U.S. Treasury Notes, 0.25%, 3/15/24	139,000,000	138,467,891
U.S. Treasury Notes, 0.125%, 2/28/23	32,000,000	31,963,750
U.S. Treasury Notes, 0.375%, 4/15/24	25,000,000	24,972,656
U.S. Treasury Notes, 0.25%, 6/15/23(1)	4,000,000	4,001,094
U.S. Treasury Notes, 1.875%, 3/31/22(1)	1,000,000	1,013,475
TOTAL U.S. TREASURY SECURITIES (Cost $705,255,278)		708,089,901
CORPORATE BONDS — 30.5%
Aerospace and Defense — 0.8%
Boeing Co. (The), 4.51%, 5/1/23	2,250,000	2,399,446
Boeing Co. (The), 1.43%, 2/4/24	6,740,000	6,758,391
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	5,259,077
		14,416,914
Air Freight and Logistics — 0.3%
XPO Logistics, Inc., 6.25%, 5/1/25(2)	5,000,000	5,325,000
Automobiles — 1.9%
American Honda Finance Corp., MTN, 0.55%, 7/12/24	6,000,000	5,982,838
Daimler Finance North America LLC, 3.40%, 2/22/22(2)	1,000,000	1,020,152
Daimler Finance North America LLC, 0.75%, 3/1/24(2)	5,500,000	5,513,421
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	6,520,000	6,690,498
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	1,038,200
General Motors Financial Co., Inc., 3.70%, 5/9/23	5,000,000	5,251,269
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	5,030,137
Volkswagen Group of America Finance LLC, 0.75%, 11/23/22(2)	4,000,000	4,015,561
		34,542,076
Banks — 5.1%
Banco Santander SA, 1.85%, 3/25/26	2,600,000	2,629,071
Bank of America Corp., MTN, 4.18%, 11/25/27	7,175,000	8,042,930
Bank of America Corp., VRN, 0.98%, 4/22/25	2,590,000	2,599,161
Bank of Nova Scotia (The), 1.35%, 6/24/26	3,830,000	3,832,535
Barclays plc, 5.20%, 5/12/26	3,650,000	4,178,392
BBVA Bancomer SA, 6.75%, 9/30/22	3,600,000	3,829,752
BNP Paribas SA, 4.375%, 9/28/25(2)	3,820,000	4,228,713

BPCE SA, 4.50%, 3/15/25(2)	2,916,000	3,216,630
Citigroup, Inc., VRN, 0.98%, 5/1/25	2,800,000	2,807,567
Citigroup, Inc., VRN, 3.11%, 4/8/26	4,520,000	4,839,751
Citigroup, Inc., VRN, 1.46%, 6/9/27	3,320,000	3,309,629
FNB Corp., 2.20%, 2/24/23	530,000	538,588
Intesa Sanpaolo SpA, 5.71%, 1/15/26(2)	3,590,000	4,063,295
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,260,000	3,278,410
KeyBank N.A., VRN, 0.43%, (SOFRRATE plus 0.32%), 6/14/24	3,592,000	3,595,763
Lloyds Banking Group plc, 3.90%, 3/12/24	5,290,000	5,737,646
Societe Generale SA, VRN, 1.49%, 12/14/26(2)	8,110,000	8,042,109
Societe Generale SA, VRN, 1.79%, (1-year CMT plus 1.00%), 6/9/27(2)	3,410,000	3,405,713
Truist Bank, VRN, 2.64%, 9/17/29	4,050,000	4,245,777
Truist Financial Corp., MTN, VRN, 0.45%, (SOFRRATE plus 0.40%), 6/9/25	4,120,000	4,128,666
UniCredit SpA, 3.75%, 4/12/22(2)	3,770,000	3,861,257
UniCredit SpA, 4.625%, 4/12/27(2)	3,840,000	4,313,894
Wells Fargo & Co., MTN, VRN, 0.81%, 5/19/25	2,252,000	2,248,079
		90,973,328
Beverages — 0.2%
Keurig Dr Pepper, Inc., 0.75%, 3/15/24	2,744,000	2,747,290
Biotechnology — 0.7%
AbbVie, Inc., 2.30%, 11/21/22	4,670,000	4,794,370
AbbVie, Inc., 2.60%, 11/21/24	5,000,000	5,274,295
Gilead Sciences, Inc., 0.75%, 9/29/23	2,110,000	2,111,122
		12,179,787
Building Products — 0.3%
Builders FirstSource, Inc., 6.75%, 6/1/27(2)	5,363,000	5,760,023
Capital Markets — 2.0%
Ares Capital Corp., 2.15%, 7/15/26	3,415,000	3,399,235
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	2,430,000	2,490,139
Blackstone Secured Lending Fund, 2.75%, 9/16/26(2)	3,290,000	3,336,373
FS KKR Capital Corp., 3.40%, 1/15/26	5,578,000	5,770,752
FS KKR Capital Corp., 2.625%, 1/15/27	1,238,000	1,225,497
Goldman Sachs Group, Inc. (The), VRN, 0.67%, 3/8/24	4,352,000	4,360,586
Golub Capital BDC, Inc., 2.50%, 8/24/26	3,360,000	3,381,151
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(2)	717,000	712,443
Owl Rock Capital Corp., 3.40%, 7/15/26	1,605,000	1,674,340
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(2)	2,079,000	2,288,186
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(2)	1,925,000	2,026,074
Prospect Capital Corp., 3.71%, 1/22/26	3,900,000	4,010,141
		34,674,917
Communications Equipment — 0.2%
CommScope, Inc., 8.25%, 3/1/27(2)	3,750,000	4,012,687
Consumer Finance — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26	3,755,000	4,125,506
Ally Financial, Inc., 5.75%, 11/20/25	2,395,000	2,752,348
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(2)	4,160,000	4,146,304
BOC Aviation USA Corp., 1.625%, 4/29/24(2)	3,030,000	3,055,883
Synchrony Financial, 4.25%, 8/15/24	3,630,000	3,968,569
		18,048,610
Containers and Packaging — 0.8%
Berry Global, Inc., 0.95%, 2/15/24(2)	5,200,000	5,211,024
Graphic Packaging International LLC, 0.82%, 4/15/24(2)	8,500,000	8,443,698
		13,654,722
Diversified Financial Services — 0.2%
Deutsche Bank AG (New York), VRN, 2.13%, 11/24/26	3,285,000	3,335,621

Diversified Telecommunication Services — 0.3%
AT&T, Inc., 1.70%, 3/25/26	4,470,000	4,518,034
Electric Utilities — 1.4%
American Electric Power Co., Inc., 0.75%, 11/1/23	5,000,000	5,003,228
Emera US Finance LP, 0.83%, 6/15/24(2)	6,000,000	5,970,456
Entergy Louisiana LLC, 0.62%, 11/17/23	5,000,000	5,007,978
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	7,000,000	7,030,271
OGE Energy Corp., 0.70%, 5/26/23	2,000,000	2,000,736
		25,012,669
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(2)	2,940,000	3,166,145
Equity Real Estate Investment Trusts (REITs) — 1.4%
EPR Properties, 5.25%, 7/15/23	3,985,000	4,211,533
Host Hotels & Resorts LP, 4.00%, 6/15/25	1,930,000	2,090,481
IIP Operating Partnership LP, 5.50%, 5/25/26(2)	3,240,000	3,337,306
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	4,000,000	4,245,360
Office Properties Income Trust, 2.65%, 6/15/26	5,080,000	5,159,293
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	1,070,000	1,169,656
Retail Properties of America, Inc., 4.00%, 3/15/25	546,000	582,622
SBA Tower Trust, 1.88%, 7/15/50(2)	3,677,000	3,728,022
		24,524,273
Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	1,000,000	1,029,515
Sysco Corp., 5.65%, 4/1/25	550,000	637,493
		1,667,008
Food Products — 0.2%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	4,000,000	4,150,140
Gas Utilities — 0.5%
Atmos Energy Corp., 0.625%, 3/9/23	3,750,000	3,751,272
CenterPoint Energy Resources Corp., 0.70%, 3/2/23	5,000,000	5,000,597
		8,751,869
Health Care Equipment and Supplies — 0.8%
Stryker Corp., 0.60%, 12/1/23	15,000,000	14,995,436
Health Care Providers and Services — 1.3%
Centene Corp., 4.25%, 12/15/27	7,000,000	7,385,000
Cigna Corp., 0.61%, 3/15/24	4,200,000	4,200,042
Tenet Healthcare Corp., 4.625%, 7/15/24	6,000,000	6,102,510
Universal Health Services, Inc., 5.00%, 6/1/26(2)	5,600,000	5,761,840
		23,449,392
Insurance — 1.6%
Athene Global Funding, 1.45%, 1/8/26(2)	4,700,000	4,707,490
Athene Global Funding, VRN, 0.74%, (SOFR plus 0.70%), 5/24/24(2)	1,000,000	1,008,570
Brighthouse Financial Global Funding, 1.00%, 4/12/24(2)	1,960,000	1,964,635
GA Global Funding Trust, 1.625%, 1/15/26(2)	3,985,000	4,037,512
Protective Life Global Funding, 1.17%, 7/15/25(2)	3,000,000	3,004,123
SBL Holdings, Inc., 5.125%, 11/13/26(2)	8,355,000	9,287,218
Security Benefit Global Funding, 1.25%, 5/17/24(2)	3,710,000	3,717,675
		27,727,223
Interactive Media and Services — 0.2%
Weibo Corp., 3.50%, 7/5/24	2,500,000	2,639,225
Internet and Direct Marketing Retail — 0.2%
Meituan, 2.125%, 10/28/25(2)	4,100,000	4,071,007
Life Sciences Tools and Services — 0.3%
Illumina, Inc., 0.55%, 3/23/23	5,000,000	5,009,266

Machinery — 0.1%
John Deere Capital Corp., MTN, 1.20%, 4/6/23	2,000,000	2,031,008
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	2,815,000	3,190,962
DISH DBS Corp., 5.00%, 3/15/23	2,000,000	2,098,080
DISH DBS Corp., 5.875%, 11/15/24	1,760,000	1,892,000
TEGNA, Inc., 4.625%, 3/15/28	3,285,000	3,412,294
ViacomCBS, Inc., 4.75%, 5/15/25	2,850,000	3,226,928
WPP Finance 2010, 3.75%, 9/19/24	3,750,000	4,081,283
		17,901,547
Multi-Utilities — 0.1%
DTE Energy Co., 2.25%, 11/1/22	1,500,000	1,534,296
Multiline Retail — 0.3%
7-Eleven, Inc., 0.80%, 2/10/24(2)	6,000,000	5,987,416
Oil, Gas and Consumable Fuels — 1.6%
Chevron Corp., 1.14%, 5/11/23	1,250,000	1,269,016
Diamondback Energy, Inc., 0.90%, 3/24/23	5,250,000	5,251,352
Energy Transfer LP, 4.25%, 3/15/23	5,552,000	5,827,882
Exxon Mobil Corp., 1.57%, 4/15/23	2,000,000	2,044,984
HollyFrontier Corp., 2.625%, 10/1/23	1,350,000	1,396,742
Petroleos Mexicanos, 3.50%, 1/30/23	2,050,000	2,095,592
Pioneer Natural Resources Co., 0.75%, 1/15/24	7,000,000	6,996,874
SA Global Sukuk Ltd., 0.95%, 6/17/24(2)	1,140,000	1,139,783
Saudi Arabian Oil Co., 1.25%, 11/24/23(2)	750,000	758,275
Saudi Arabian Oil Co., MTN, 2.75%, 4/16/22	1,100,000	1,119,347
		27,899,847
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 0.625%, 5/15/24(2)	5,000,000	4,982,639
Pharmaceuticals — 1.7%
Astrazeneca Finance LLC, 0.70%, 5/28/24	2,460,000	2,456,984
Bristol-Myers Squibb Co., 0.54%, 11/13/23	10,500,000	10,513,186
Elanco Animal Health, Inc., 4.91%, 8/27/21	1,000,000	1,007,160
Elanco Animal Health, Inc., 5.27%, 8/28/23	2,822,000	3,042,666
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(2)	1,300,000	1,382,225
Royalty Pharma plc, 0.75%, 9/2/23(2)	6,220,000	6,241,254
Viatris, Inc., 1.125%, 6/22/22(2)	667,000	671,955
Viatris, Inc., 1.65%, 6/22/25(2)	5,000,000	5,063,480
		30,378,910
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(2)	3,945,000	4,109,704
Road and Rail — 0.5%
DAE Funding LLC, 1.55%, 8/1/24(2)	4,064,000	4,063,472
DAE Funding LLC, 2.625%, 3/20/25(2)	3,925,000	4,003,755
		8,067,227
Semiconductors and Semiconductor Equipment — 0.7%
Broadcom, Inc., 3.46%, 9/15/26	3,245,000	3,536,219
Microchip Technology, Inc., 0.97%, 2/15/24(2)	4,040,000	4,039,677
Micron Technology, Inc., 4.64%, 2/6/24	3,450,000	3,784,340
Skyworks Solutions, Inc., 0.90%, 6/1/23	796,000	798,486
		12,158,722
Software — 0.3%
salesforce.com, Inc., 0.625%, 7/15/24(3)	5,000,000	5,003,303
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	3,585,000	4,141,395
EMC Corp., 3.375%, 6/1/23	2,795,000	2,909,637

Seagate HDD Cayman, 4.875%, 3/1/24	476,000	514,344
Western Digital Corp., 4.75%, 2/15/26	1,530,000	1,702,125
		9,267,501
Trading Companies and Distributors — 0.4%
Air Lease Corp., 1.875%, 8/15/26	4,185,000	4,191,503
Aircastle Ltd., 5.25%, 8/11/25(2)	2,850,000	3,203,206
		7,394,709
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	2,500,000	2,601,830
Wireless Telecommunication Services — 0.7%
T-Mobile USA, Inc., 2.625%, 4/15/26	8,003,000	8,202,955
T-Mobile USA, Inc., 4.75%, 2/1/28	1,400,000	1,501,500
Vodafone Group plc, VRN, 3.25%, (5-year CMT plus 2.45%), 6/4/81	3,000,000	3,021,150
		12,725,605
TOTAL CORPORATE BONDS (Cost $537,656,395)		541,396,926
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.8%
Private Sponsor Collateralized Mortgage Obligations — 9.7%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	2,079,344	2,101,863
Angel Oak Mortgage Trust, Series 2019-6, Class A2 SEQ, VRN, 2.83%, 11/25/59(2)	1,360,057	1,369,507
Arroyo Mortgage Trust, Series 2019-2, Class A3, VRN, 3.80%, 4/25/49(2)	5,182,691	5,265,556
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(2)	2,400,000	2,399,989
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(2)	1,900,000	1,899,996
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	238,354	242,308
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/27(2)	500,000	520,186
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(2)	1,192,643	1,196,869
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 2.99%, (1-month LIBOR plus 2.90%), 4/25/28(2)	4,650,000	4,711,770
Bellemeade Re Ltd., Series 2018-2A, Class B1, VRN, 2.74%, (1-month LIBOR plus 2.65%), 8/25/28(2)	1,775,441	1,775,539
BRAVO Residential Funding Trust, Series 2019-2, Class A3, VRN, 3.50%, 10/25/44(2)	8,616,436	8,999,061
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2 SEQ,VRN, 3.08%, 7/25/49(2)	1,537,565	1,562,431
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 SEQ, 2.72%, 11/25/59(2)	1,336,021	1,362,894
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.02%, 8/25/34	474,416	485,921
COLT Funding LLC, Series 2021-1, Class A3, VRN, 1.37%, 6/25/66(2)	3,942,035	3,937,070
COLT Mortgage Loan Trust, Series 2019-4, Class A2 SEQ, VRN, 2.84%, 11/25/49(2)	1,026,548	1,031,762
COLT Mortgage Loan Trust, Series 2020-1, Class A1 SEQ, VRN, 2.49%, 2/25/50(2)	717,621	722,817
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(2)	1,479,219	1,488,014
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,158	1,125
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A1 SEQ, 1.62%, 4/25/65(2)	1,341,632	1,349,783
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A2, VRN, 2.46%, 2/25/50(2)	2,402,116	2,434,814
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(2)	1,735,077	1,750,093
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2 SEQ, 1.41%, 5/25/65(2)	1,909,010	1,922,986
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.20%, 5/25/65(2)	6,317,597	6,308,426
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A3, SEQ, VRN, 1.56%, 5/25/66(2)	1,628,000	1,627,968
Deephaven Residential Mortgage Trust, Series 2020-1, Class A3, VRN, 2.65%, 1/25/60(2)	4,928,303	4,971,440
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 SEQ, 2.86%, 5/25/65(2)	5,799,000	5,941,356
GCAT Trust, Series 2019-NQM1, Class A3 SEQ, 3.40%, 2/25/59(2)	1,978,249	1,984,188
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.55%, 5/25/34	50,353	49,506
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	46,077	47,174
Home RE Ltd., Series 2018-1, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/28(2)	3,850,000	3,898,236
Home RE Ltd., Series 2020-1, Class M1C, VRN, 4.24%, (1-month LIBOR plus 4.15%), 10/25/30(2)	1,900,000	1,931,425
Home RE Ltd., Series 2021-1, Class M1C, VRN, 2.39%, (1-month LIBOR plus 2.30%), 7/25/33(2)	1,000,000	991,817
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A3, VRN, 2.05%, 10/25/55(2)	1,208,652	1,213,970
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	2,250,648	2,250,750
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.91%, 10/25/29(2)	192,154	197,934

JPMorgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(2)	1,529,785	1,557,921
JPMorgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(2)	7,209,735	7,290,640
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.88%, 11/21/34	187,630	189,693
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	191,995	193,787
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(2)	4,814,807	4,890,064
MFA Trust, Series 2020-NQM3, Class A2 SEQ, VRN, 1.32%, 1/26/65(2)	2,090,374	2,094,474
MFA Trust, Series 2020-NQM3, Class A3 SEQ, VRN, 1.63%, 1/26/65(2)	3,135,561	3,141,567
Onslow Bay Mortgage Loan Trust, Series 2021-NQM2, Class A3 SEQ, VRN, 1.56%, 5/25/61(2)	4,832,000	4,831,994
Radnor RE Ltd., Series 2020-1, Class M1B, VRN, 1.54%, (1-month LIBOR plus 1.45%), 1/25/30(2)	2,250,000	2,257,146
Radnor RE Ltd., Series 2020-2, Class M1B, VRN, 4.09%, (1-month LIBOR plus 4.00%), 10/25/30(2)	3,244,237	3,258,881
Radnor RE Ltd., Series 2020-2, Class M1C, VRN, 4.69%, (1-month LIBOR plus 4.60%), 10/25/30(2)	5,500,000	5,577,447
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.71%, (SOFR plus 1.70%), 12/27/33(2)	2,504,000	2,506,347
Residential Mortgage Loan Trust, Series 2020-2, Class A3 SEQ, VRN, 2.91%, 5/25/60(2)	8,213,000	8,451,109
Starwood Mortgage Residential Trust, Series 2020-2, Class M1E, 3.00%, 4/25/60(2)	3,500,000	3,517,958
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.45%, 7/25/34	57,471	59,165
Traingle RE Ltd., Series 2020-1, Class M1B, VRN, 3.99%, (1-month LIBOR plus 3.90%), 10/25/30(2)	3,000,000	3,017,720
Traingle RE Ltd., Series 2020-1, Class M1C, VRN, 4.59%, (1-month LIBOR plus 4.50%), 10/25/30(2)	2,200,000	2,246,945
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.69%, (1-month LIBOR plus 5.60%), 10/25/30(2)	2,200,000	2,232,257
Traingle RE Ltd., Series 2021-1, Class M2, VRN, 3.99%, (1-month LIBOR plus 3.90%), 8/25/33(2)	4,000,000	4,018,703
Verus Securitization Trust, Series 2019-3, Class A1, 2.78%, 7/25/59(2)	739,129	749,417
Verus Securitization Trust, Series 2019-3, Class A3, 3.04%, 7/25/59(2)	3,689,696	3,735,336
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	2,024,224	2,059,705
Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 2.91%, 7/25/59(2)	992,708	1,010,795
Verus Securitization Trust, Series 2019-INV3, Class A3 SEQ, VRN, 3.10%, 11/25/59(2)	9,290,945	9,475,583
Verus Securitization Trust, Series 2020-1, Class A2 SEQ, 2.64%, 1/25/60(2)	2,849,402	2,891,577
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(2)	2,530,000	2,689,910
Verus Securitization Trust, Series 2020-INV1, Class A3 SEQ, VRN, 3.89%, 3/25/60(2)	4,200,000	4,398,872
Visio Trust, Series 2019-2, Class A2, VRN, 2.92%, 11/25/54(2)	3,629,494	3,730,534
		172,022,091
U.S. Government Agency Collateralized Mortgage Obligations — 3.1%
FHLMC, Series 2014-HQ2, Class M3, VRN, 3.84%, (1-month LIBOR plus 3.75%), 9/25/24	1,549,661	1,586,056
FHLMC, Series 2016-HQA4, Class M3, VRN, 3.99%, (1-month LIBOR plus 3.90%), 4/25/29	971,630	1,013,035
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.54%, (1-month LIBOR plus 3.45%), 10/25/29	15,300,000	16,001,692
FHLMC, Series 2018-DNA2, Class B1, VRN, 3.79%, (1-month LIBOR plus 3.70%), 12/25/30(2)	4,400,000	4,579,618
FHLMC, Series 2018-HRP1, Class M2, VRN, 1.74%, (1-month LIBOR plus 1.65%), 4/25/43(2)	1,872,471	1,875,719
FHLMC, Series 2019-DNA2, Class B1, VRN, 4.44%, (1-month LIBOR plus 4.35%), 3/25/49(2)	5,000,000	5,208,498
FHLMC, Series 2019-FTR2, Class M2, VRN, 2.24%, (1-month LIBOR plus 2.15%), 11/25/48(2)	3,312,000	3,312,446
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.19%, (1-month LIBOR plus 5.10%), 6/25/50(2)	950,000	997,324
FHLMC, Series 2020-DNA4, Class B1, VRN, 6.09%, (1-month LIBOR plus 6.00%), 8/25/50(2)	240,000	258,091
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.24%, (1-month LIBOR plus 3.15%), 9/25/50(2)	2,483,719	2,513,600
FNMA, Series 2006-60, Class KF, VRN, 0.39%, (1-month LIBOR plus 0.30%), 7/25/36	459,854	462,282
FNMA, Series 2009-33, Class FB, VRN, 0.91%, (1-month LIBOR plus 0.82%), 3/25/37	460,032	471,304
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	7,379,712	7,636,595
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	833,647	842,637
FNMA, Series 2014-C03, Class 2M2, VRN, 2.99%, (1-month LIBOR plus 2.90%), 7/25/24	696,835	704,420
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	14,586,661	2,560,936
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	224,038	236,929
FNMA, Series 2016-C04, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 1/25/29	642,520	671,294
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	10,420,962	2,199,333
FNMA, Series 2017-C01, Class 1M2, VRN, 3.64%, (1-month LIBOR plus 3.55%), 7/25/29	1,061,635	1,103,212
FNMA, Series 2017-C03, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 10/25/29	1,069,629	1,103,992
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	4,783,351	672,228
		56,011,241
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,196,913)		228,033,332

EXCHANGE-TRADED FUNDS — 4.6%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,817,500	50,126,650
Vanguard Short-Term Corporate Bond ETF	389,500	32,215,545
TOTAL EXCHANGE-TRADED FUNDS (Cost $80,661,811)		82,342,195
ASSET-BACKED SECURITIES — 4.5%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(2)	1,049,004	1,101,380
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	1,340,000	1,364,803
FirstKey Homes Trust, Series 2021- SER1, Class F1, 3.24%, 8/17/28(2)(3)	4,300,000	4,299,964
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(2)	2,623,000	2,631,088
FirstKey Homes Trust, Series 2020-SFR2, Class C, 1.67%, 10/19/37(2)	2,300,000	2,279,530
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(2)	3,100,000	3,156,474
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	519,588	552,529
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(2)	1,090,695	1,142,293
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	1,285,119	1,316,672
ITE Rail Fund Levered LP, Series 2021-1A, Class A SEQ, 2.25%, 2/28/51(2)	7,076,846	7,132,448
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(2)	1,635,804	1,656,426
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	120,305	121,489
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)	682,155	706,224
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1, Class AT1 SEQ, 1.03%, 12/16/52(2)	4,000,000	4,004,044
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(2)	2,700,000	2,724,201
Progress Residential Trust, Series 2018-SFR3, Class G, 5.62%, 10/17/35(2)	2,250,000	2,269,944
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(2)	2,600,000	2,644,818
Progress Residential Trust, Series 2019-SFR2, Class D, 3.79%, 5/17/36(2)	4,100,000	4,170,893
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(2)	2,100,000	2,130,584
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 4/17/37(2)	1,250,000	1,267,622
Progress Residential Trust, Series 2020-SFR3, Class B SEQ, 1.50%, 10/17/27(2)	2,937,000	2,924,713
Progress Residential Trust, Series 2020-SFR3, Class D SEQ, 1.90%, 10/17/27(2)	7,550,000	7,483,080
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(2)	2,600,000	2,574,165
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(2)	802,753	824,373
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	220,157	229,357
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(2)	612,310	634,107
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(2)	390,399	400,115
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(2)	497,185	505,936
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A SEQ, 1.33%, 7/20/37(2)	2,625,266	2,642,727
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(2)	1,678,518	1,692,619
Tricon American Homes, Series 2020-SFR1, Class B, 2.05%, 7/17/38(2)	1,500,000	1,518,534
Tricon American Homes, Series 2020-SFR1, Class C, 2.25%, 7/17/38(2)	4,000,000	4,058,702
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(2)	1,800,000	1,791,544
USQ Rail II LLC, Series 2021-3, Class A SEQ, 2.21%, 6/28/51(2)	4,400,000	4,430,892
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	502,518	503,823
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(2)	354,925	360,165
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	377,577	395,426
TOTAL ASSET-BACKED SECURITIES (Cost $79,206,166)		79,643,704
COLLATERALIZED LOAN OBLIGATIONS — 3.3%
AMMC CLO Ltd., Series 2015-16A, Class CR2, VRN, 2.14%, (3-month LIBOR plus 1.95%), 4/14/29(2)	5,300,000	5,285,594
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.43%, (3-month LIBOR plus 2.25%), 7/24/29(2)	7,500,000	7,483,965
Ares LVI CLO Ltd., Series 2020-56A, Class B, VRN, 1.88%, (3-month LIBOR plus 1.70%), 10/25/31(2)	2,300,000	2,304,755
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.34%, (3-month LIBOR plus 2.20%), 8/14/30(2)(3)	3,825,000	3,825,000
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.59%, (3-month LIBOR plus 1.40%), 4/17/31(2)	3,400,000	3,379,001
CIFC Funding Ltd., Series 2021-4A, Class C, VRN, 1.94%, (3-month LIBOR plus 1.85%), 7/15/33(2)(3)	7,325,000	7,325,170
Deer Creek CLO Ltd., Series 2017-1A, Class A, VRN, 1.37%, (3-month LIBOR plus 1.18%), 10/20/30(2)	3,350,000	3,356,475

Dryden Senior Loan Fund, Series 2017-49A, Class AR, VRN, 1.14%, (3-month LIBOR plus 0.95%), 7/18/30(2)	6,954,000	6,950,366
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.03%, (3-month LIBOR plus 1.85%), 1/15/33(2)	2,700,000	2,710,122
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class B, VRN, 1.69%, (3-month LIBOR plus 1.50%), 10/18/30(2)	4,000,000	3,996,491
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class B1, VRN, 2.03%, (3-month LIBOR plus 1.85%), 10/15/32(2)	1,200,000	1,202,972
Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.01%, (3-month LIBOR plus 1.83%), 7/20/31(2)	2,500,000	2,503,738
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.63%, (3-month LIBOR plus 2.45%), 10/15/32(2)	2,500,000	2,511,337
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)	4,500,000	4,516,046
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 1.58%, (3-month LIBOR plus 1.40%), 4/25/31(2)	1,000,000	993,884
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $58,291,071)		58,344,916
BANK LOAN OBLIGATIONS(4) — 1.6%
Food and Staples Retailing — 0.2%
United Natural Foods, Inc., Term Loan B, 3.60%, (1-month LIBOR plus 3.50%), 10/22/25	3,960,877	3,968,917
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., USD Term Loan B3, 3.00%, (1-month LIBOR plus 2.00%), 11/21/24	1,025,535	1,027,889
Health Care Providers and Services — 0.5%
Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50%, (1-month LIBOR plus 2.50%), 3/1/24	3,834,121	3,834,332
PPD, Inc., Initial Term Loan, 2.75%, (1-month LIBOR plus 2.25%), 1/13/28	5,486,250	5,486,689
		9,321,021
Hotels, Restaurants and Leisure — 0.3%
Scientific Games International, Inc., 2018 Term Loan B5, 8/14/24(6)	4,286,000	4,260,413
Pharmaceuticals — 0.5%
Bausch Health Companies Inc., 2018 Term Loan B, 3.10%, (1-month LIBOR plus 3.00%), 6/2/25	6,998,076	6,975,787
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	2,346,120	2,334,389
		9,310,176
TOTAL BANK LOAN OBLIGATIONS (Cost $27,841,388)		27,888,416
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class D, VRN, 2.42%, (1-month LIBOR plus 2.30%), 9/15/36(2)	3,325,000	3,314,702
COMM Mortgage Trust, Series 2020-SBX, Class A SEQ, 1.67%, 1/10/38(2)	2,500,000	2,528,776
COMM Mortgage Trust, Series 2020-SBX, Class B, 1.80%, 1/10/38(2)	6,050,000	6,090,426
PFP Ltd., Series 2019-5, Class D, VRN, 2.72%, (1-month LIBOR plus 2.65%), 4/14/36(2)	8,750,000	8,728,241
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $20,871,556)		20,662,145
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.25%), 9/1/35	191,762	204,613
FHLMC, VRN, 2.26%, (12-month LIBOR plus 1.87%), 7/1/36	23,211	24,610
FHLMC, VRN, 2.63%, (12-month LIBOR plus 1.88%), 7/1/40	40,451	42,722
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.77%), 9/1/40	24,061	25,057
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	56,985	59,467
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.86%), 7/1/41	84,676	90,032
FHLMC, VRN, 2.38%, (12-month LIBOR plus 1.88%), 10/1/41	69,258	69,800
FHLMC, VRN, 2.05%, (12-month LIBOR plus 1.65%), 12/1/42	85,281	89,754
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	18,577	19,066
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 5/1/43	17,650	18,534
FHLMC, VRN, 1.87%, (12-month LIBOR plus 1.62%), 6/1/43	538	540
FHLMC, VRN, 2.46%, (12-month LIBOR plus 1.65%), 6/1/43	15,416	15,490
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	64,789	67,598
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	118,556	123,697
FNMA, VRN, 2.09%, (12-month LIBOR plus 1.72%), 12/1/37	2,889	2,925
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.69%), 8/1/39	17,200	17,430

FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	12,727	13,252
		884,587
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	743	831
FNMA, 3.50%, 3/1/34	161,525	173,957
FNMA, 5.50%, 7/1/36	1,481	1,689
		176,477
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,038,274)		1,061,064
TEMPORARY CASH INVESTMENTS — 4.1%
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/21(5)	15,000,000	14,999,973
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $17,820,893), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $17,470,775)		17,470,770
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 3.00%, 5/15/41 - 5/15/42, valued at $29,708,587), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $29,126,016)		29,126,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,178,567	11,178,567
TOTAL TEMPORARY CASH INVESTMENTS (Cost $72,775,337)		72,775,310
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $1,809,794,189)		1,820,237,909
OTHER ASSETS AND LIABILITIES — (2.6)%		(46,386,185)
TOTAL NET ASSETS — 100.0%		$1,773,851,724

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,440	September 2021	$317,261,249	$(297,880)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	186	September 2021	$24,645,000	$(38,706)
U.S. Treasury 10-Year Ultra Notes	26	September 2021	3,827,281	(14,270)
U.S. Treasury 5-Year Notes	2,854	September 2021	352,268,330	976,520
			$380,740,611	$923,544
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.00%	12/16/25	$10,000,000	$561	$458,990	$459,551
CPURNSA	Receive	2.33%	2/8/26	$17,000,000	602	472,979	473,581
CPURNSA	Receive	2.29%	2/24/26	$17,000,000	603	489,297	489,900
					$1,766	$1,421,266	$1,423,032

NOTES TO SCHEDULE OF INVESTMENTS
CMT	-	Constant Maturity Treasury
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $4,192,832.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $537,371,605, which represented 30.3% of total net assets. Of these securities, 1.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	708,089,901	—
Corporate Bonds	—	541,396,926	—
Collateralized Mortgage Obligations	—	228,033,332	—
Exchange-Traded Funds	82,342,195	—	—
Asset-Backed Securities	—	79,643,704	—
Collateralized Loan Obligations	—	58,344,916	—
Bank Loan Obligations	—	27,888,416	—
Commercial Mortgage-Backed Securities	—	20,662,145	—
U.S. Government Agency Mortgage-Backed Securities	—	1,061,064	—
Temporary Cash Investments	11,178,567	61,596,743	—
	93,520,762	1,726,717,147	—
Other Financial Instruments
Futures Contracts	976,520	—	—
Swap Agreements	—	1,423,032	—
	976,520	1,423,032	—
Liabilities
Other Financial Instruments
Futures Contracts	350,856	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.